Variable Interest Entity and Related Party Transactions - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of Equity Method Investments [Line Items]
change in non-controlling interest	$ 16,642	$ 30,261	$ 107,972	$ 177,794
Radiant Global Logistics, Inc. [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	40.00%		40.00%
Radiant Capital Partners, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	60.00%		60.00%
change in non-controlling interest	16,642	30,261	107,972	177,794
Radiant Logistics Partners, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Variable interest entity, measure of activity, operating income or loss	$ 27,737	$ 50,435	$ 179,954	$ 296,323